Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Research And Development Expense Text Block Abstract
Schedule of research and development expenses
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll and related expenses	2,355	2,086	999
Share-based payment	525	770	124
Subcontractors	900	1,429	911
Other	253	486	168
	4,033	4,771	2,202